Schedule H, Line 4i - Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
ArcBest 401(k) and DC Retirement Plan
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)

ArcBest 401(k) and DC Retirement Plan

EIN 71-0673405 PN 002

Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

December 31, 2025

	Identity of Issuer	Description of Investment	Current Value
	Cash
*	Charles Schwab Trust Bank	Cash Reserve Account	$5,382

	Investments
	Mutual Funds
	Vanguard Trust Company	Vanguard Midcap Index Institutional, 699,971 shares	$55,563,708
	Vanguard Trust Company	Vanguard Small Cap Index Institutional, 244,074 shares	30,162,624
	Vanguard Trust Company	Vanguard Inflation Protected Secs I, 1,317,209 shares	12,329,080
	Vanguard Trust Company	Vanguard Total Intl Bond Idx Institutional, 252,313 shares	7,329,703
	Vanguard Trust Company	Vanguard Emrg Markets Index Admiral, 131,424 shares	5,862,821
	Vanguard Trust Company	Vanguard Real Estate Index Admiral, 17,624 shares	2,209,873
	Vanguard Trust Company	Vanguard Total Bond Market Index, 4 shares	35

	Collective Trust Investment
	Galliard Capital Management	Galliard Stable Return Fund C, 452,225 shares	28,652,947
	Vanguard Trust Company	Vanguard Development Mkt Idx Trust Unit D, 1,573,807 shares	55,335,037
	Vanguard Trust Company	Vanguard Institutional 500 Indx Unit D, 1,910,428 shares	266,562,032
	Vanguard Trust Company	Vanguard Institutional Ttl Bond Idx Unit D, 349,532 shares	38,504,463
	Vanguard Trust Company	Vanguard Target 2020, 126,344 shares	6,648,238
	Vanguard Trust Company	Vanguard Target 2025, 486,572 shares	27,578,908
	Vanguard Trust Company	Vanguard Target 2030, 583,309 shares	34,654,407
	Vanguard Trust Company	Vanguard Target 2035, 857,648 shares	54,443,488
	Vanguard Trust Company	Vanguard Target 2040, 529,798 shares	36,428,907
	Vanguard Trust Company	Vanguard Target 2045, 701,790 shares	50,900,816
	Vanguard Trust Company	Vanguard Target 2050, 574,482 shares	42,999,976
	Vanguard Trust Company	Vanguard Target 2055, 474,169 shares	47,540,174
	Vanguard Trust Company	Vanguard Target 2060, 307,106 shares	24,304,399
	Vanguard Trust Company	Vanguard Target 2065, 264,629 shares	12,892,743
	Vanguard Trust Company	Vanguard Target 2070, 22,568 shares	670,734
	Vanguard Trust Company	Vanguard Target Retirement Income, 219,502 shares	10,999,256

	Self-directed Brokerage Accounts
*	Charles Schwab & Co., Inc.	Personal Choice Retirement Accounts	9,977,806

	Employer Stock Fund
*	ArcBest Corporation	ArcBest Corporation Stock Fund - Common Stock	3,412,517
*	ArcBest Corporation	ArcBest Corporation Stock Fund - Money Market Fund	87,659

	Total Investments		$866,052,351

*	Notes Receivable from Participants	Various loans with interest rates of 4.25% to 10.50% with maturity dates from 9/16/2025 to 9/5/2035	$9,152,591

*Indicates party-in-interest to the Plan.